Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2016	2015	2014
Beginning balance	$49,420	$53,770	$54,460
Bad debt expense	29,869	30,393	34,810
Uncollectible accounts written off, net of recoveries	(38,839)	(34,743)	(35,500)
Ending balance	$40,450	$49,420	$53,770